Significant Accounting Policies - Foreign Currencies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) € / $ S/ / $ $ / $ $ / $ $ / $ Q / $ ₡ / $ $ / $ C$ / $ $ / $ R$ / $ $ / $ $ / €	Dec. 31, 2021 $ / $ C$ / $ $ / $ R$ / $ $ / € $ / $ € / $ S/ / $ $ / $ $ / $ ₡ / $ Q / $ $ / $	Dec. 31, 2020 R$ / $ $ / $ ₡ / $ Q / $ € / $ S/ / $ $ / $ $ / $ C$ / $ $ / $ $ / $	Apr. 14, 2023 $ / $
Significant Accounting Policies [Abstract]
Goodwill arising on acquisition | $	$ 0
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.4960			18.0490
Guatemalan quetzal | Guatemala
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | Q / $	2.60	2.62	2.78
Exchange Rate as of | Q / $	2.47	2.67
Costa Rica, Colones | Costa Rica
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | ₡ / $	0.03	0.03	0.04
Exchange Rate as of | ₡ / $	0.03	0.03
U.S. dollars
Disclosure of significant accounting policies [line items]
Exchange Rate as of	19.3615	20.5835
U.S. dollars | Panama
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	20.13	20.28	21.49
Exchange Rate as of	19.36	20.58
U.S. dollars | Ecuador
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	20.13	20.28	21.49
Exchange Rate as of	19.36	20.58
U.S. dollars | United States
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	20.13	20.28	21.49
Exchange Rate as of	19.36	20.58
Colombian pesos | Colombia
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.01	0.01	0.01
Exchange Rate as of	0.01	0.01
Nicaragua, Cordobas | Nicaragua
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | C$ / $	0.56	0.58	0.63
Exchange Rate as of | C$ / $	0.53	0.58
Argentine pesos | Argentina
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.15	0.21	0.31
Exchange Rate as of	0.11	0.20
Brazilian reais | Brazil
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | R$ / $	3.90	3.76	4.18
Exchange Rate as of | R$ / $	3.71	3.69
Chilean pesos | Chile
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.02	0.03	0.03
Exchange Rate as of	0.02	0.02
Euros
Disclosure of significant accounting policies [line items]
Exchange Rate as of | $ / €	20.7810	23.2753
Euros | Euro Zone
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | € / $	21.17	24.00	24.48
Exchange Rate as of | € / $	20.65	23.25
Peru, Nuevos Soles | Peru
Disclosure of significant accounting policies [line items]
Average Exchange Rate for | S/ / $	5.24	5.22	6.15
Exchange Rate as of | S/ / $	5.07	5.15
Uruguay Peso en Unidades Indexadas (UPUI) | Uruguay
Disclosure of significant accounting policies [line items]
Average Exchange Rate for	0.49	0.47	0.51
Exchange Rate as of	0.48	0.46